SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Net operating loss - U.S.	$ 3,914,445	$ 4,321,600
Net operating loss - Foreign	5,347,487	1,682,879
Employee benefits	153,199	59,546
Inventory adjustments	38,034
Foreign exchange	77,539
Total deferred tax assets, net	9,530,704	6,064,025
Less: valuation allowance	(9,530,704)	(6,064,025)
Net deferred taxes